Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Summary of Issued Capital
27.1.1 Details of share capital as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
Type of share	Ordinary share		Ordinary share
	(In millions of Korean won and in number of shares)
Number of authorized shares		1,000,000,000		1,000,000,000
Par value per share (In Korean won)	￦	5,000	￦	5,000
Number of issued shares		415,807,920		408,897,068
Share capital *	￦	2,090,558	￦	2,090,558

*	Due to the retirement of shares deducted through retained earnings, it is different from the total par value of the shares issued.
27.1.2 Changes in outstanding shares for the years ended December 31, 2021 and 2022, are as follows:

	2021	2022
	(In number of shares)
Beginning	389,634,335	389,634,335
Increase	—	—
Decrease	—	—

Ending	389,634,335	389,634,335

Schedule of Hybrid Securities
Details of hybrid securities classified as equity as of December 31, 2021 and 2022, are as follows:

Hybrid securities	Issuance date	Maturity	Interest rate (%) as of December 31, 2022	December 31, 2021		December 31, 2022
				(In millions of Korean won)
The 1-1 st	May 2, 2019	Perpetual bond	3.23	￦	349,309	￦	349,309
The 1-2 nd	May 2, 2019	Perpetual bond	3.44		49,896		49,896
The 2-1 st	May 8, 2020	Perpetual bond	3.30		324,099		324,099
The 2-2 nd	May 8, 2020	Perpetual bond	3.43		74,812		74,812
The 3-1 st	Jul. 14, 2020	Perpetual bond	3.17		369,099		369,099
The 3-2 nd	Jul. 14, 2020	Perpetual bond	3.38		29,922		29,922
The 4-1 st	Oct. 20, 2020	Perpetual bond	3.00		433,996		433,996
The 4-2 nd	Oct. 20, 2020	Perpetual bond	3.28		64,855		64,855
The 5-1 st	Feb. 19, 2021	Perpetual bond	2.67		419,071		419,071
The 5-2 nd	Feb. 19, 2021	Perpetual bond	2.87		59,862		59,862
The 5-3 rd	Feb. 19, 2021	Perpetual bond	3.28		119,727		119,727
The 6-1 st	May 28, 2021	Perpetual bond	3.20		165,563		165,563
The 6-2 nd	May 28, 2021	Perpetual bond	3.60		109,708		109,708
The 7-1 st	Oct. 8, 2021	Perpetual bond	3.57		208,468		208,468
The 7-2 nd	Oct. 8, 2021	Perpetual bond	3.80		59,834		59,834
The 8-1 st	Feb. 16, 2022	Perpetual bond	4.00		—		442,970
The 8-2 nd	Feb. 16, 2022	Perpetual bond	4.30		—		155,626
The 9-1 st	May 12, 2022	Perpetual bond	4.68		—		478,829
The 9-2 nd	May 12, 2022	Perpetual bond	4.97		—		19,906
The 10-1 st	Aug. 26, 2022	Perpetual bond	4.90		—		407,936
The 10-2 nd	Aug. 26, 2022	Perpetual bond	5.15		—		70,819
The 10-3 rd	Aug. 26, 2022	Perpetual bond	5.30		—		19,944

				￦	2,838,221	￦	4,434,251

The above hybrid securities are early redeemable by the Group after 5 or 7 or 10 years from the issuance date. On the other hand, hybrid securities of ￦ 873,908 million issued by Kookmin Bank, hybrid securities of ￦ 82,679 million issued by KB Securities Co., Ltd. and hybrid securities of ￦ 49,800 million issued by KB Life Insurance Co., Ltd. are recognized as non-controlling
interests and are early redeemable after 5 years from the issuance date and each interest payment date thereafter.

Summary of Reserves and Other Equity Interest
Details of capital surplus as of December 31, 2021 and 2022, are as follows

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Paid-in capital in excess of par value	￦	13,190,274	￦	13,190,274
Losses on sales of treasury shares		(481,332)		(481,332)
Other capital surplus		4,219,356		4,219,856
Consideration for exchange right of exchangeable bonds		11,933		11,933

	￦	16,940,231	￦	16,940,731

Schedule of Accumulated Other Comprehensive Income Loss
Details of accumulated other comprehensive income as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Remeasurements of net defined benefit liabilities	￦	(328,392)	￦	(88,768)
Currency translation differences		96,534		253,815
Gains(losses) on financial instruments at fair value through other comprehensive income		918,927		(2,629,451)
Share of other comprehensive loss of associates and joint ventures		(2,980)		(3,342)
Gains(Losses) on cash flow hedging instruments		(7,733)		23,741
Losses on hedging instruments of net investments in foreign operations		(35,658)		(114,743)
Other comprehensive loss arising from separate account		(55,116)		(214,735)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		2,208		41,075
Gains on overlay adjustment		459,484		19,355
Assets of a disposal group held for sale		7,671		—

	￦	1,054,945	￦	(2,713,053)

Schedule of Appropriated and Unappropriated Retained Earnings
Details of retained earnings as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Legal reserves 1	￦	695,347	￦	839,235
Voluntary reserves		982,000		982,000
Unappropriated retained earnings 2		23,995,468		26,625,278

	￦	25,672,815	￦	28,446,513

1
With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its profit after tax as reported in the financial statements, each time it pays dividends on its net profits earned until its legal reserve reaches the aggregate amount of its paid-in
capital in accordance with Article 53 of the Financial Holding Company Act. This reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.

2	The regulatory reserve for credit losses the Group appropriated in retained earnings is ￦ 4,116,579 million and ￦ 4,355,734 million for the years ended December 31, 2021 and 2022, respectively.

Summary of Treasury Shares
Changes in treasury shares for the years ended December 31, 2021 and 2022, are as follows:

	2021
	Beginning		Acquisition		Disposal		Ending
	(In millions of Korean won and in number of shares)
Number of treasury shares*		26,173,585		—		—		26,173,585
Carrying amount	￦	1,136,188	￦	—	￦	—	￦	1,136,188

	2022
	Beginning		Acquisition		Disposal		Ending
	(In millions of Korean won and in number of shares)
Number of treasury shares*		26,173,585		—		(6,910,852)		19,262,733
Carrying amount	￦	1,136,188	￦	—	￦	(300,000)	￦	836,188

*	5 million treasury shares are deposited at the Korea Securities Depository for the exchange of exchangeable bonds.